Post retirement benefit plans	12 Months Ended
Dec. 31, 2014
Post retirement benefit plans

Note 23. Post retirement benefit plans

The Company operates defined contribution pension and defined benefit plans in accordance with local regulations and practices. These plans cover a portion of the Company’s employees and provide benefits to employees in the event of death, disability, or retirement. The measurement date used for the Company’s employee benefit plans is December 31. The funding policies of the Company’s plans are consistent with the local government and tax requirements and several of the plans are not required to be funded according to local government and tax requirements. For all employees not part of a defined contribution pension or defined benefit plan, the Company does not pay or reimburse pension premiums other than any applicable statutory national premiums for state pension.

The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans as the difference between the fair value of the plan assets and the benefit obligation.

Defined contribution plans

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees and a retirement savings plan for its U.K. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation. The Company contributed and recorded in Operating expenses $384, $380 and $480 during 2012, 2013, and 2014, respectively.

Defined benefit plan

The Company maintains a defined benefit plan for its Swiss employees. The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

		Defined pension benefits
		2013	2014
Benefit obligation at January 1,		$—	$—
Service cost		—	(26)
Interest cost		—	(6)
Contributions by plan participants		—	(12)
Benefit payments		—	22
Benefit obligations of businesses acquired		—	(2,424)
Actuarial gain (loss)		—	(94)
Other		—	36
Exchange rate differences		—	66

Benefit obligation at December 31,		—	(2,438)

Fair value of plan assets at January 1,		—	—
Actual return on plan assets		—	10
Contributions by employer		—	22
Contributions by plan participants		—	12
Benefit payments		—	(22)
Plan assets of businesses acquired		—	1,562
Other		—	(1)
Exchange rate differences		—	(42)

Fair value of plan assets at December 31,		$—	$1,541

Funded status – underfunded (non-current)		—	(897)

The accumulated benefit obligations (ABO) were nil and $2.3 million at December 31, 2013 and 2014, respectively.

Components of net periodic benefit cost

Net periodic benefit cost consisted of the following:

	Defined pension benefits
	2012	2013	2014
Service cost	$—	$—	$26
Interest cost	—	—	6
Expected return on plan assets	—	—	(7)
Administration expenses	—	—	1

Net periodic benefit cost	$—	$—	$26

Assumptions

The following weighted-average assumptions were used to determine benefit obligations:

		Defined pension benefits
(in %)		2013	2014
Discount rate		—	1.25
Rate of compensation increase		—	2.00
Pension increase assumption		—	0.25

The discount rate assumptions are based upon AA-rated corporate bonds.

The following weighted-average assumptions were used to determine the “Net periodic benefit cost”:

	Defined pension benefits
(in %)	2012	2013	2014
Discount rate	—	—	1.50
Expected long-term rate of return on plan assets	—	—	2.50
Rate of compensation increase	—	—	2.00

Plan assets

As of January 1, 2015, the Company transferred its plan assets of cash and cash equivalents of $1,541 to a new insurance company. Cash and cash equivalents are classified as a Level 1 fair value measurement as defined by ASC 820 Fair Value Measurements and Disclosures. The asset allocation of the new insurance company on a weighted-average basis will be as follows:

Target %
Asset Class
Equity	4
Fixed income	74
Real estate	17
Other	5

100

Estimated future benefit payments

The future expected benefit payments by the Company’s pension plan, which reflect expected future services, as appropriate as at December 31, 2014, are as follows:

Defined pension costs
2015	$88
2016	83
2017	78
2018	75
2019	72
Years 2020 -2024	320